EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 1,569	$ 721	$ 206
Investment	194	420	469
Share of net income	11	68	2
Share of other comprehensive income	174	426	56
Dividends received	(64)	(42)	(31)
Foreign exchange translation and other	5	(24)	19
Balance, end of year	$ 1,889	$ 1,569	$ 721